Salaries and benefits	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Salaries and benefits	Salaries and benefits

Years Ended December 31 (millions)	Note	2024	2023	2022
Wages and salaries		$1,574	$1,532	$1,288
Benefits		117	123	96
Pensions—defined contribution	19	10	9	9
		$1,701	$1,664	$1,393